Leases - Summary of Operating Lease Costs Recognized under ASC 842 and Supplemental Cash Flow Information for Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Fixed lease expense	$ 278	$ 244
Total lease cost	278	244
Other information:
Cash paid for amounts included in the measurement of lease liabilities	257	$ 257
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 1,936